Other Charges (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Analysis of income and expense [abstract]
Restructuring charges			$ 35.4	$ 28.9		$ 31.9
Loss on pension annuity purchase	$ 63.3	$ 1.9	0.0	1.9		0.0
Toronto transition costs			13.2	1.6		0.0
Accelerated amortization of unamortized deferred financing costs			1.2	0.0		0.0
Other			11.2	4.6		(6.4)
Other expense			$ 61.0	$ 37.0	[1]	$ 25.5	[1]

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)